Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related-Party Transactions [Abstract]
Schedule of Amounts Payable to (Receivables from) Related Parties

	At September 30, 2025			At December 31, 2024
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes receivable	$(38)	$(10)	$(48)	$(24)	$(6)	$(30)
Texas margin tax payable	22	—	22	29	—	29

Net payable (receivable)	$(16)	$(10)	$(26)	$5	$(6)	$(1)

	At December 31,
	2024			2023
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes receivable	$(24)	$(6)	$(30)	$(3)	$(1)	$(4)
Texas margin tax payable	29	—	29	27	—	27

Net payable (receivable)	$5	$(6)	$(1)	$24	$(1)	$23

Schedule of Cash Payments Made to Related Parties to Income Taxes

	Nine Months Ended September 30, 2025			Nine Months Ended September 30, 2024
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes	$—	$—	$—	$36	$9	$45
Texas margin tax	31	—	31	29	—	29

Total payments	$31	$—	$31	$65	$9	$74

	Years Ended December 31,
	2024			2023			2022
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	Texas Transm.	Total
Federal income taxes	$36	$9	$45	$87	$22	$109	$79	$20	$99
Texas margin taxes	29	—	29	28	—	28	24	—	24

Total payments	$65	$9	$74	$115	$22	$137	$103	$20	$123